Vessels, net (Tables)	9 Months Ended
Sep. 30, 2013
Vessels, Net [Abstract]
Property, Plant and Equipment [Table Text Block]
	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2012	$103,137	$(27,447)	$75,690

Depreciation	—	(4,284)	(4,284)
Disposal	—	—	—
Vessels held for sale	—	—	—
Vessel impairment charge	—	—	—

September 30, 2013	$103,137	$(31,731)	$71,406